Description of Organization and Business Operations - Additional Information (Detail) - USD ($)					8 Months Ended	12 Months Ended
	Jan. 05, 2022	Jan. 04, 2022	Aug. 17, 2021	Mar. 09, 2021	Sep. 30, 2021	Dec. 31, 2021	Jan. 13, 2021	Dec. 31, 2020
Gross proceeds from units issued				$ 253,765,980
Proceeds from warrants issued						$ 7,650,320
Stock issued, transaction costs				14,386,571
Underwriting fees				5,075,320
Deferred underwriting fees				8,881,809		5,131,000		$ 0
Other offering costs				429,442
Cash						79,785	$ 0
Business acquisition equity value	$ 10.00
Working capital						4,206,370
Due to Related Parties, Current						300,000
Offering costs paid by Sponsor in exchange for issuance of founder shares					$ 25,000	$ 25,000
Issuance of additional Shares						105,964,928		103,062,319
Common Stock, Shares, Outstanding						104,022,678		100,223,194
Warrants To Purchase Class A Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						11,444,364
PIPE Investors [Member]
Common stock conversion basis						one-for-one
Common Stock, Shares, Outstanding						372,000,732
Dave Inc [Member]
Aggregate merger consideration	$ 3,500,000,000
Business acquisition share value per share	$ 10.00
Subscription Agreement [Member] | PIPE Investors [Member]
Debt Instrument, Face Amount			$ 15,000,000
Subscription Agreement prefund Obligation			$ 15,000,000
Business Combination Agreement Under the Special Meeting [Member]
Redemption price		$ 10.00
Temporary Equity, Carrying Amount, Attributable to Parent		$ 29,590,655
Private Investment In Public Equity [Member]
Stock Issued During Period, Shares, New Issues						21,000,000
Class A [Member]
Gross proceeds from units issued						$ 253,765,980
Issuance of additional Shares						0
Class A [Member] | PIPE Investors [Member]
Common Stock, Shares, Outstanding						323,550,093
Class A [Member] | Dave Inc [Member]
Business acquisition share value per share	0.0001
Class A [Member] | Subscription Agreement [Member]
Debt Conversion, Converted Instrument, Shares Issued			1,500,000
Class A [Member] | Business Combination Agreement Under the Special Meeting [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		22,417,767
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 10.00
Stock Issued During Period, Value, Stock Options Exercised		$ 224,195,436
Class A [Member] | Founder Shares [Member] | PIPE Investors [Member]
Common Stock, Shares, Outstanding						5,392,528
Common Class V [Member] | PIPE Investors [Member]
Issuance of additional Shares						48,450,639
Common Stock, Shares, Outstanding						48,450,639
Common Class V [Member] | Dave Inc [Member]
Business acquisition share value per share	$ 0.0001
IPO [Member]
Number of units issued				25,376,598		$ 25,376,598
Gross proceeds from units issued				$ 253,765,980
Shares issued, price per share				$ 10.00
Private Placement Warrants [Member]
Number of warrants issued				5,100,214
Number of warrants issued, price per share				$ 1.50
Proceeds from warrants issued				$ 7,650,321
Over-Allotment Option [Member]
Number of units issued				$ 2,876,598		$ 2,876,598
Shares issued, price per share						$ 10.00
Private Placement [Member] | Class A [Member] | Subscription Agreement [Member] | PIPE Investors [Member]
Shares issued, price per share						$ 10.00
Stock Issued During Period, Shares, New Issues						21,000,000